Liquidity risk	12 Months Ended
Dec. 31, 2021
Disclosure of Financial Risk Management [Abstract]
Liquidity risk
5.4 Liquidity risk

Liquidity risks arise from not having the necessary resources available to meet maturing liabilities with regard to timing, volume and currency structure. On’s finance department is centrally managing the net cash and cash equivalent position to mitigate liquidity risk and to ensure On’s obligations can be settled on time.
Main procedures in place to mitigate liquidity risks comprise:
•Centralized control system to manage the net financial position of On and its subsidiaries;
•Obtaining and maintaining forward-looking credit lines to create an adequate debt structure optimizing the liquidity provided by the credit system;
•Continuous monitoring of future cash flows based on rolling forecast and budget data.

Contractual maturities of On’s financial liabilities:

(CHF in thousands)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2021

Trade payables	45,939	—	—	—	45,939
Current lease liabilities	4,163	13,035	—	—	17,198
Other financial liabilities	4,246	—	—	—	4,246
Other current financial liabilities	8,409	13,035	—	—	21,444
Non-current lease liabilities	—	—	78,826	108,383	187,209
Other non-current financial liabilities	—	—	78,826	108,383	187,209

(CHF in thousands)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2020

Trade payables	41,543	—	—	—	41,543
Current bank overdrafts	46	—	—	—	46
Current lease liabilities	1,282	3,639	—	—	4,921
Short-term debt	200	—	—	—	200
Other financial liabilities	2,722	—	—	—	2,722
Other current financial liabilities	4,250	3,639	—	—	7,890
Non-current lease liabilities	—	—	10,672	9,062	19,734
Other non-current financial liabilities	—	—	10,672	9,062	19,734
As of December 31, 2021, we had three bank overdraft facilities with different lenders with credit limits of up to CHF 100.0 million, CHF 25.0 million and USD 35.0 million, respectively, which expire in 2024 and 2025. All facilities are fully committed. The maximum amounts that can be drawn under the respective facilities are determined quarterly based on our Net Working Capital. Any amounts drawn in excess of the committed amounts are repayable on demand.

The following assets have been pledged in relation to the financial liabilities resulting from the three facilities:

(CHF in thousands)	12/31/2021	12/31/2020

Trade receivables	23,335	12,400
Inventory	74,013	56,483
Assets pledged	97,348	68,882

As at December 31, 2021, no amounts had been drawn under the overdraft facilities (December 31, 2020: CHF 46k).